Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

213 Washington Street

Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 1, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life Variable Universal Account

(Registration No. 333-109284)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 7 and (ii) that the text of Post-Effective Amendment No. 7 was filed electronically on April 22, 2009 (Accession No. 0000851693-09-000018).

By:	_/s/ Thomas C. Castano_____________
Thomas C. Castano
Vice President and Corporate Counsel
Pruco Life Insurance Company

via EDGAR